EVENTS AFTER THE REPORTING PERIOD - VEON Holding B.V consent solicitations to noteholders (Details) - USD ($) $ in Millions	Aug. 30, 2024	Aug. 28, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period
Utilized				$ 3,707	$ 6,670
New Notes - April 2025, June 2025 and November 2027 | Borrowings note amendments
Disclosure of non-adjusting events after reporting period
Utilized		$ 1,565	$ 1,550
Old notes subject to conversion | Borrowings note amendments
Disclosure of non-adjusting events after reporting period
Utilized		$ 113	$ 134
Old notes converted to new notes | Borrowings note amendments
Disclosure of non-adjusting events after reporting period
Utilized	$ 20